Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Work in process	$ 6,486	$ 6,176
Finished goods	5,251	7,660
Total	$ 11,737	$ 13,836